CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	The company’s shareholders’ equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024			$ 58,275	$ (56,451)	$ 1,824	$ 0	$ 1,824
Balance (in Shares) at Dec. 31, 2024	[1]	341,827
Share-based compensation to employees and directors			396	0	396	0	396
Share and warrants issuance to BladeRanger Ltd - DeepSolar asset acquisition			7,292	0	7,292	0	7,292
Share and warrants issuance to BladeRanger Ltd - DeepSolar asset acquisition (Shares)	[1]	35,754
Issuance of Ordinary shares, net of offering costs – At-the-market			1,247	0	1,247	0	1,247
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)	[1]	72,592
Net comprehensive loss			0	(2,316)	(2,316)	0	(2,316)
Balance at Jun. 30, 2025			67,210	(58,767)	8,443	0	8,443
Balance (in Shares) at Jun. 30, 2025	[1]	450,173
Balance at Dec. 31, 2025			69,832	(61,289)	8,543	747	9,290
Balance (in Shares) at Dec. 31, 2025	[1]	830,613
Share-based compensation to employees and directors			38	0	38	0	38
Shares issuance from milestone pre-funded warrants exercise			1	0	1	0	1
Shares issuance from milestone pre-funded warrants exercise (in Shares)	[1]	13,759
Issuance of SEPA commitment shares			88	0	88	0	88
Issuance of SEPA commitment shares (in shares)	[1]	44,660
Issuance of Ordinary shares in relation to SEPA			10,000	0	10,000	0	10,000
Issuance of Ordinary shares in relation to SEPA (in shares)	[1]	2,152,798
Net comprehensive loss				(2,797)	(2,797)	(145)	(2,942)
Balance at Jun. 30, 2026			$ 79,959	$ (64,086)	$ 15,873	$ 602	$ 16,475
Balance (in Shares) at Jun. 30, 2026	[1]	3,041,830

[1]	All share amounts in these condensed consolidated financial statements have been retroactively adjusted to reflect the reverse share split (Note 1c)